Columbia Large Core Quantitative Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Large Core Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Large Core Quantitative Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Large Core Quantitative Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			0.59%
Distribution and/or service (12b-1) fees			none
Other expenses			0.30%
Total annual fund operating expenses			0.89%
Less: Fee waiver/expense reimbursement	[2]		(0.08%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.81%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.81% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Core Quantitative Fund Class Z Shares Class Z	Class Z	83	276	486	1,093

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders. The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk – Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information for this share class is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +15.99% (quarter ended September 30, 2009).

• Lowest return for a calendar quarter was -22.19% (quarter ended December 31, 2008).

• Class A year-to-date return was +7.76% at June 30, 2011.

Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Large Core Quantitative Fund Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
before taxes Class A	Columbia Large Core Quantitative Fund:	Class A — before taxes	[1]		15.14%	0.98%	5.57%	Apr. 24, 2003
after taxes on distributions Class A	Columbia Large Core Quantitative Fund:	Class A — after taxes on distributions	[1]		15.03%	(0.22%)	4.38%	Apr. 24, 2003
after taxes on distributions and redemption of fund shares Class A	Columbia Large Core Quantitative Fund:	Class A — after taxes on distributions and redemption of fund shares	[1]		9.99%	0.36%	4.31%	Apr. 24, 2003
S&P 500 Index		S&P 500 Index		(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	6.38%	Apr. 24, 2003
Lipper Large-Cap Core Funds Index		Lipper Large-Cap Core Funds Index		(reflects no deduction for fees or taxes)	12.77%	1.91%	5.58%	Apr. 24, 2003
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Large Cap Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.